Related Party Transactions - Trade Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction
Trade accounts payables to related parties	$ 1,596	$ 2,206
KOAS [Member]
Related Party Transaction
Trade accounts payables to related parties	813	1,304
KNOT and affiliates
Related Party Transaction
Trade accounts payables to related parties	$ 783	$ 902